NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of basic and diluted net income (loss) per share

The following table sets forth the computation of basic and diluted net income (loss) per share for the following years:

	For the years ended December 31,
	2022	2023	2024
	US$	US$	US$
Numerator:
Net income (loss) attributable to ordinary shareholders of UP Fintech	(2,186,441)	32,563,525	60,727,920
The dilutive effect arising from the convertible bonds	—	912,009	1,139,018
Numerator for diluted net (loss) income per ordinary share	(2,186,441)	33,475,534	61,866,938
Denominator:
Weighted average shares used in calculating net (loss) income per ordinary share
Basic	2,295,154,791	2,325,338,439	2,404,640,854
Effect of dilutive securities:
Dilutive effect of share options	—	5,440,751	5,513,427
Dilutive effect of restricted shares units	—	26,325,143	41,932,200
Dilutive effect of convertible bonds	—	70,164,498	82,010,834
Denominator for diluted net (loss) income per ordinary share	2,295,154,791	2,427,268,831	2,534,097,315
Net (loss) income per ordinary share
Basic	(0.00)	0.01	0.03
Diluted	(0.00)	0.01	0.02